Stock-Based Compensation - Summary of Restricted Share Units Plan (Detail) (Restricted Stock Units [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	92,333	173,234
Number of PSUs\DSUs\RSUs, granted	16,325
Number of PSUs\DSUs\RSUs units, in lieu of dividends	700	1,304
Number of PSUs\RSUs exercised	(53,964)	(70,211)
Number of PSUs\RSUs forfeited	(7,874)	(11,994)
Ending Balance	47,520	92,333